Deferred Consideration (Details Narrative) - USD ($)				12 Months Ended
	Nov. 20, 2024	Oct. 26, 2023	Nov. 11, 2022	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares Issued, Price Per Share				$ 25
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 230	$ 230
Sale of Stock, Price Per Share					$ 0
Common Stock, Shares, Issued		37,500		2,783,667	2,826,468	2,728,169
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 100.00		$ 100.00
Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire businesses		$ 1,500,000	$ 30,000,000	$ 30,000,000
Payments to acquire businesses, net of cash			$ 9,000,000	$ 9,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 40.00
Sale of Stock, Price Per Share		$ 40.00
Merger Agreement [Member] | Abaca [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire businesses		$ 1,500,000
Business Combination, Consideration Transferred, Equity Interest, Share Issued, Number of Shares		291,792
Shares Issued, Price Per Share		$ 40.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.00
Merger Agreement [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock consideration settlement amount		291,791	105,000	105,000
Shares Issued, Price Per Share		$ 40.00
Merger Closing [Member] | Abaca [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments to acquire businesses	$ 3,000,000